Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Net product sales	$ 1,831,000	$ 1,289,000
Accounts receivables	297,000	263,000
SDC Technology [Member]
Accounts receivables	6,000	24,000
Due to related parties	75,000	118,000
ICC [Member]
Net product sales	$ 33,000	$ 34,000